FINANCE LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
FINANCE LEASES
NOTE 4 - FINANCE LEASES

During 2019, the Company borrowed an aggregate $9,985 under the following third-party and related party finance lease transactions:

☐

A $9,985 note from a third party for the lease of fixed assets, bearing interest at 22%, amortized over 24 months with a payments of $498 in additional to a $22 management fee for a total monthly payment of $520. The lease has a bargain purchase option of $1 at the end of the lease term.

The following is a schedule of the net book value of the finance lease.

Assets	Sep 30, 2020
Leased equipment under finance lease,	$96,669
less accumulated amortization	(91,889)
Net	$4,780

Liabilities	Sep 30, 2020
Obligations under finance lease (current)	$28,393
Obligations under finance lease (noncurrent)	14,505
Total	$42,898

Below is a reconciliation of leases to the financial statements.

Finance Leases
Leased asset balance	$4,780
Liability balance	42,898
Cash flow (operating)	-
Cash flow (financing)	-
Interest expense	$2,789

The following is a schedule, by years, of future minimum lease payments required under finance leases.

Years ended December 31	Finance Leases
2020	18,278
2021	15,726
2022	11,860
Thereafter	-
Total	45,864
Less: Imputed Interest	(2,966)
Total Liability	42,898

Other information related to leases is as follows:

Lease Type	Weighted Average Remaining Term	Weighted Average Discount Rate (1)
Finance Leases	1.49 years	16%

Based on average interest rate of 16%, average term remaining (months) 21.19 Average term remain (years) 1.49.

(1) This discount rate is consistent with our borrowing rates from various lenders.

During the period ending December 31, 2019, the Company paid an aggregate of $6,611 toward capital lease balances. During 2019 and 2018, the Company borrowed an aggregate $9,985 and $0 under the following third-party finance lease transactions:

☐

A $9,985 note from a third party for the lease of fixed assets, bearing interest at 22%, amortized over 24 months with a payments of $498 in additional to a $22 management fee for a total monthly payment of $520. The lease has a bargain purchase option of $1 at the end of the lease term.

The following is a schedule of the net book value of the finance lease.

Assets	December 31, 2019
Leased equipment under finance lease,	$96,669
less accumulated amortization	(67,787)
Net	$28,882

Liabilities	December 31, 2019
Obligations under finance lease (current)	$30,681
Obligations under finance lease (noncurrent)	25,976
Total	$56,657

Below is a reconciliation of leases to the financial statements.

Finance Leases
Leased asset balance	$21,679
Liability balance	$56,657
Cash flow (operating)	$—
Cash flow (financing)	$6,611
Interest expense	$11,794

The following is a schedule, by years, of future minimum lease payments required under finance leases.

Years ended December 31	Finance Leases

2020	35,010
2021	15,726
2022	11,860
Thereafter	-
Total	62,596
Less: Imputed Interest	(5,939)
Total Liability	56,657

Other information related to leases is as follows:

Lease Type	Weighted Average Remaining Term	Weighted Average Discount Rate (1)
Finance Leases	2.03 years	16%

Based on average interest rate of 16%, average term remaining (months) 24.33 Average term remain (years) 2.03

(1) This discount rate is consistent with our borrowing rates from various lenders.